As filed with the Securities and Exchange Commission on November 29, 2006
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bond (c) (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Plaquemines, LA Port, Harbor and Terminal District Port
              Facilities RB (International Marine Terminal Project) -
              Series 1984 A
              LOC KBC Bank, N.V.                                                03/15/07    3.50     $ 1,999,094     P-1      A-1
  5,000,000   Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
              (Chevron Pipeline Company Poject) - Series 1984
              Guaranteed by Chevron Corporation                                 08/31/07    3.85       5,000,000     P-1      A-1+
-----------                                                                                          -----------
  7,000,000   Total Put Bond                                                                           6,999,094
-----------                                                                                          -----------

Tax Exempt Commercial Paper (4.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Port of Oakland, CA - Series E
              LOC BNP Paribas/Lloyds TSB Bank PLC                               10/04/06    3.48%    $ 2,000,000     P-1      A-1+
  3,000,000   Port of Oakland, CA - Series E
              LOC BNP Paribas/Lloyds TSB Bank PLC                               11/03/06    3.48       3,000,000     P-1      A-1+
  2,000,000   Regents of the University of California                           11/06/06    3.48       2,000,000     P-1      A-1+
  3,000,000   Regents of the University of California - Series A                10/03/06    3.48       3,000,000     P-1      A-1+
-----------                                                                                          -----------
 10,000,000   Total Tax Exempt Commercial Paper                                                       10,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (9.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   California Grant Joint Union High School District TRAN
              Series 2005-6                                                     12/06/06    3.25%    $ 2,004,376              SP-1+
  4,000,000   California Statewide Communities Development Authority RB
              TRAN Series 2006 A-1
              Insured by FSA 14%                                                06/29/07    3.59       4,026,089    MIG-1     SP-1+
  2,000,000   Gulf Coast Waste Disposal Authority RB, TX - Series 1992          10/01/06    2.00       2,000,000     P-1      A-1+
  4,000,000   Los Angeles, CA TRAN - Series 2006-2007                           06/29/07    3.75       4,021,619    MIG-1     SP-1+
  2,000,000   Menomonie, WI Aera School District (d)                            09/04/07    3.62       2,001,415
  2,700,000   Mountain View, Los Altos,CA Unified High School District TRAN
              (Santa Clara County) - Series 2006                                07/10/07    3.63       2,717,508              SP-1+
    750,000   State of Texas Public Finance Authority - Series 2003 (d)         10/01/06    2.50         750,000
  5,000,000   State of Texas TRAN - Series 2005                                 08/31/07    3.56       5,041,498    MIG-1     SP-1+
-----------                                                                                          -----------
 22,450,000   Total Tax Exempt General Obligation Notes & Bonds                                       22,562,505
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (81.34%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,840,000   Alameda-Contra Costa, CA Schools Financing Authority
              (Capital Improvement Financing Project) - Series K
              LOC KBC Bank, N.V.                                                08/01/32    3.68%    $ 9,840,000              A-1
  2,500,000   Association for Bay Area Government Finance Authority for
              Nonprofit Corporations (Jewish Community Center Project) -
              Series 2002
              LOC Allied Irish Bank PLC/Bank of New York                        11/15/31    3.79       2,500,000    VMIG-1
  5,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2003-2
              Insured by MBIA Insurance Corporation                             01/01/10    3.77       5,000,000    VMIG-1
  3,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2004-26
              Insured by MBIA Insurance Corporation                             08/01/12    3.77       3,000,000    VMIG-1
  5,300,000   California Association for Bay Area Government Nonprofit Corp.
              (Valley Christian Schools)
              LOC Bank of America, N.A.                                         11/01/32    3.68       5,300,000    VMIG-1
    100,000   California GO Bonds - Series 1996 (Societe Generale
              Municipal Security Trust Receipts) - Series SGB 7
              Insured by FGIC                                                   09/01/21    3.76         100,000              A-1+
  1,210,000   California HFFA RB (Adventist Hospital) - Series A
              LOC U.S. Bank, N.A.                                               08/01/21    3.63       1,210,000    VMIG-1    A-1+
  2,725,000   California State Department of Water Resources Power Supply RB -
              Series 2002B-2
              LOC BNP Paribas                                                   05/01/22    3.66       2,725,000    VMIG-1    A-1+
  2,000,000   California State Department of Water Resources Power Supply RB -
              Series 2002B-5
              LOC Bayerische Landesbank/Westdeutsche Landesbank                 05/01/22    3.65       2,000,000    VMIG-1    A-1+
  6,900,000   California State Department of Water Resources Power Supply RB -
              Series 2002 C-15
              LOC Bank of Nova Scotia                                           05/01/22    3.65       6,900,000    VMIG-1    A-1+
  2,600,000   California State Department of Water Resources Power Supply RB -
              Series 2005 F-5
              LOC Citibank, N.A.                                                05/01/22    3.66       2,600,000    VMIG-1    A-1+
  3,655,000   California State GO Bonds (Kindergarten University Public
              Education Facilities - Series 2004A)
              LOC Citibank/California State Teachers Retirement System          05/01/34    3.62       3,655,000    VMIG-1    A-1+
  6,100,000   California State GO Bonds - Series 2003 A
              LOC Westdeutsche Landesbank/JPMorgan Chase Bank                   05/01/33    3.65       6,100,000    VMIG-1    A-1+
  5,000,000   California State GO Bonds - Series 2003 B-3
              LOC BNP Paribas/Bank of New York/California State Teachers
              Retirement System                                                 05/01/33    3.60       5,000,000    VMIG-1    A-1+
  3,000,000   California State GO Bonds - Series 2005-B7
              LOC Landesbank Hessen Thurigen Girozentrale                       05/01/40    3.65       3,000,000    VMIG-1    A-1+
  3,800,000   California State Infrastructure and Economic Development Bank
              (San Francisco Ballet Association Project) - Series 2006
              Insured by FGIC                                                   07/01/36    3.79       3,800,000              A-1+
  4,480,000   California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series 2000A
              LOC Allied Irish Banks PLC                                        08/01/30    3.66       4,480,000              A-1
  1,000,000   California Statewide Communities Development Authority RB
              (North Peninsula Jewish Campus) - Series 2004
              LOC Bank of America, N.A.                                         07/01/34    3.79       1,000,000    VMIG-1
  1,320,000   Carlsbad, CA MHRB (Santa Fe Ranch Apartments Project) -
              Series 1993 A
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/16    3.63       1,320,000    VMIG-1
  3,000,000   City & County of San Francisco, CA Financial Corporation
              (Moscone Center Expansion Project) - Series 2001-1
              Insured by AMBAC Assurance Corporation                            04/01/30    3.61       3,000,000    VMIG-1    A-1+
  1,600,000   City of Pulaski and Giles, TN IDRB (Martin Methodist College
              Program) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    3.86       1,600,000    VMIG-1
  1,120,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
              LOC  Federal Home Loan Bank                                       05/01/10    3.57       1,120,000              A-1+
  2,500,000   Connecticut State GO Bonds - Series 2001A                         02/15/21    3.75       2,500,000    VMIG-1    A-1+
  1,100,000   Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
              LOC KBC Bank, N.V.                                                06/01/28    3.68       1,100,000    VMIG-1
  4,000,000   The Eagle Tax-Exempt Trust, J Series 720050084 Class A COPs
              (Relating to the Regents of the University of California Limited
              Project RB - Series 2005B
              Insured by FSA                                                    05/15/38    3.77       4,000,000              A-1+
  4,400,000   Eagle Tax-Exempt Trust, J Series 20060041 Class A COPs (Relating
              to San Diego UFSD 2004 GO Bonds (Election of 1998 Series F))
              Insured by FSA                                                    07/01/29    3.77       4,400,000              A-1+
  3,000,000   Golden State Tobacco Securitization Corporation RB
              TOCs Trust - Series 2004-B
              Insured by AMBAC Assurance Corporation                            06/01/28    3.77       3,000,000              A-1
  1,000,000   Irvine Ranch, CA Water District #182 - Series A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13    3.65       1,000,000              A-1+
    900,000   Irvine Ranch, CA Water District
              (Sewer Improvement Bond # 284) - Series 1988A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13    3.65         900,000              A-1+
  6,350,000   Lehman Municipal Trust Receipts, Series 2006 FR/RI-K54
              (Relating to Harbor Department of the City of Los Angeles, CA RB
              2006 Series D)
              Insured by MBIA Insurance Corporation                             08/01/26    3.68       6,350,000              A-1
  5,690,000   Lehman Municipal Trust Receipts, Series 2006 FR/RI-K51
              (Relating to Harbor Department of the City of Los Angeles, CA RB
              2006 Series D)
              Insured by MBIA Insurance Corporation                             08/01/31    3.68       5,690,000              A-1
  4,000,000   Los Angeles, CA (Department of Water and Power System) -
              Series 2001-B-6                                                   07/01/34    3.79       4,000,000    VMIG-1    A-1+
  5,000,000   Los Angeles, CA (Department of Water and Power System) -
              Series 2002 A-6                                                   07/01/35    3.60       5,000,000    VMIG-1    A-1+
  3,300,000   Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association           04/15/28    3.59       3,300,000              A-1+
  6,500,000   Ontario, CA IDA IDRB (L.D. Brinkman & Company Project)
              LOC Bank of America, N.A.                                         04/01/15    3.80       6,500,000     P-1
  3,000,000   Orange County, CA Apartments Development RB
              (Bear Brand Apartment Project) - Series 1985Z
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/07    3.58       3,000,000    VMIG-1
  1,200,000   Orange County, CA Apartments Development RB
              (Niguel Summit 1) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/09    3.62       1,200,000    VMIG-1
  1,000,000   Orange County, CA Sanitation District COPs - Series 2006          02/01/36    3.65       1,000,000    VMIG-1    A-1+
  2,000,000   P-FLOATS Series PA-625 (Puerto Rico Commonwealth Public
              Improvement Refunding) GO - Series 1993
              Insured by AMBAC Assurance Corporation                            07/01/10    3.73       2,000,000              A-1+
  4,895,000   P-FLOATS Series PA-783 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds 2000) - Series A               10/01/19    3.73       4,895,000              A-1+
  2,695,000   Puerto Rico Public Finance Corporation 1998 Series A Bonds
              (Commonwealth Appropriation Bonds)
              Insured by AMBAC Assurance Corporation                            06/01/26    3.74         695,000              A-1
  6,385,000   Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
              (City of Anaheim Electronic System Distribution Facility) -
              Series 1999
              Insured by AMBAC Assurance Corporation                            10/01/13    3.77      6,385,000      P-1      A-1+
  1,000,000   Putters - Series 1435 (Relating to the Trustees of the California
              State University systemwide Revenue Bonds) - Series 2005C
              Insured by MBIA Insurance Corporation                             11/01/13    3.77      1,000,000               A-1
  3,000,000   Rancho, CA Water District Finance Authority - Series 2001B
              Insured by FGIC                                                   08/01/31    3.57      3,000,000     VMIG-1
  1,000,000   Richardson Independent School District, Dallas County, TX -
              Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24    3.76      1,000,000     VMIG-1    A-1+
  2,000,000   ROCs II-R Trust - Series 185 (Commonwealth of Puerto Rico
              Improvement Bonds of 2003 - Series A)
              Insured by FGIC                                                   07/01/16    3.76      2,000,000     VMIG-1
  3,395,000   Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
              Collateralized by Federal National Mortgage Association           04/15/10    3.60      3,395,000               A-1+
  2,200,000   San Bernadino County, CA COPs
              (County Center Refinancing Project) - Series 1996
              LOC BNP Paribas                                                   07/01/15    3.59      2,200,000     VMIG-1    A-1+
  2,800,000   San Diego, CA COPs (San Diego Museum of Art)
              LOC Allied Irish Banks PLC                                        09/01/30    3.75      2,800,000     VMIG-1
  5,500,000   San Francisco, CA Redevelopment Agency of City & County
              (Filmore Center) - Series A1
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/17    3.64      5,500,000               A-1+
  3,900,000   Santa Clara County, CA Hospital Facility RB
              (1985 Valley Medical Center Project) - Series A
              LOC State Street Bank & Trust Company                             08/01/15    3.68      3,900,000     VMIG-1
  1,675,000   Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association           02/15/27    3.59      1,675,000               A-1+
  1,000,000   Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/10    3.59      1,000,000               A-1+
  2,000,000   Southern California Public Power Authority
              (Southern Transmission Project) - Series 2000A
              Insured by FSA                                                    07/01/23    3.58      2,000,000     VMIG-1    A-1+
  3,270,000   TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds 2000
              Series A
              Insured by FSA                                                    04/01/27    3.75      3,270,000               A-1+
  5,500,000   TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
              Public Improvement Refunding Bonds, Series 2001
              Insured by FSA                                                    07/01/27    3.75      5,500,000               A-1+
  1,800,000   Vallejo, CA Housing Authority MHRB
              (Crow Western Project Phase II) - Series 1985C
              LOC Bank of America, N.A.                                         01/01/08    3.62      1,800,000     VMIG-1
  3,655,000   Vallejo, CA Public Fianancing Authority
              (Golf Course Facilities Financing Project) - Series 2001
              LOC Union Bank of California, N.A.                                06/01/40    3.68      3,655,000               A-1+
-----------                                                                                         -----------
187,860,000   Total Variable Rate Demand Instruments                                                187,860,000
-----------                                                                                         -----------

Variable Rate Demand Instruments - Private Placements (e) (1.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,725,000   Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                 12/01/14    4.13%  $  1,725,000      P-1      A-1
    680,000   Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/01/09    4.13        680,000      P-1      A-1+
-----------                                                                                         -----------
  2,405,000   Total Variable Rate Demand Instruments - Private Placements                             2,405,000
-----------                                                                                         -----------
              Total Investments (99.51%) (cost $229,826,599)                                        229,826,599
              Cash and other assets, net of liabilities (0.49%)                                       1,136,312
                                                                                                    -----------
              Net Assets (100.00%)                                                                 $230,962,911
                                                                                                    ===========

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   COP   =  Certificates of Participation             MHRB  =  Multi-Family Housing Revenue Bond
   FGIC  =  Financial Guaranty Insurance Company      RB    =  Revenue Bond
   FSA   =  Financial Security Assurance              ROC   =  Reset Option Certificates
   GO    =  General Obligation                        TIC   =  Trust Inverse Certificates
   HFFA  =  Health Facility Finance Authority         TOC   =  Tender Option Certificates
   IDA   =  Industrial Development Authority          TOP   =  Tender Option Puts
   IDRB  =  Industrial Development Revenue Bond       TRAN  =  Tax and Revenue Anticipation Notes
   LOC   =  Letter of Credit                          UFSD  =  Unified School District

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  November 29, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  November 29, 2006

* Print the name and title of each signing officer under his or her signature.